Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	0-30786
Entity Registrant Name	Video River Networks, Inc.
Entity Central Index Key	0001084475
Entity Tax Identification Number	87-0627349
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	310
Local Phone Number	895-1839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.0001
Trading Symbol	NIHK
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true